Revenue	12 Months Ended
Aug. 31, 2021
Revenue from Contract with Customer [Abstract]
REVENUE
16.	REVENUE

Continuing operations

The Group provides domestic kindergartens education program and international education program in overseas. Overseas business includes arts programs, language programs and university foundation programs. The Group’s revenue includes tuition income from education programs, meal income, boarding income, commission income, study-abroad and career consulting service income, camp service and other education services related revenue. Revenue for the years ended August 31, 2019, 2020 and 2021 were primarily generated in the PRC, Hong Kong, Canada, the UK and US. Please refer to Note 23 for disaggregation of Revenue by geographical areas. The Group recognized majority of its revenue over time and have insignificant amount of revenue recognized at a point in time.

(a)	Disaggregation of revenue

	For the year ended August 31,
	2019	2020	2021
	RMB	RMB	RMB
Tuition income from education programs	130,480	526,397	343,468
Tuition income from complementary training institutes	123,895	137,083	229,011
Meal income	1,404	143,475	259,190
Boarding income	31,802	187,672	88,600
Commission income	138,587	142,856	119,565
Consulting service income	124,072	160,469	113,426
Other revenues	119,834	182,235	254,878
Less: sales tax	3,428	3,840	6,358
Total	666,646	1,476,347	1,401,780

(b)	Contract balances

	As of August 31,
	2020	2021
	RMB	RMB
Accounts receivable, net of allowance	14,785	41,723
Contract liabilities - Current	386,493	425,954
Non-current contract liabilities	1,772	1,421
Refund liabilities	56,783	32,362

Contract liabilities principally relate to customer advances received prior to performance of services. Substantially all contract liabilities at the beginning of the year ended August 31, 2021 were recognized as revenue during the year ended August 31, 2021 and substantial all contract liabilities as of August 31, 2021 are expected to be realized in the following year.

Refund liabilities mainly related to the estimated refunds that are expected to be provided to students if they decide they no longer want to take the course. Refund liabilities estimates are based on historical refund ratio on a portfolio basis using the expected value method.